Operating Segments	6 Months Ended
Sep. 30, 2022
Operating Segments [Abstract]
OPERATING SEGMENTS
21.	OPERATING SEGMENTS

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the CODM (“Chief Operating Decision Maker”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The following provides the results of operations for the six months ended September 30, 2022 and the financial position of the Company’s operating segments as of September 30, 2022. The Metalpha operating segment reflects the Company’s business of proprietary trading of digital assets. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Dacheng Liantong operating segment reflects the Company’s business of platform services.

Results of Operations

For the six months ended September 30, 2022

	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Revenue	3,938,870	-	158,213	274,050	4,371,133

Operating expenses	(2,727,405)	(848,382)	(429,784)	(624,683)	(4,630,254)

Other income (expenses)	-	(4,456,421)	(1,164)	30,324	(4,427,261)

Profit (loss) before tax	1,211,465	(5,304,803)	(272,735)	(320,309)	(4,686,382)

Taxes	(199,892)	-	-	(5)	(199,897)

Net profit (loss)	1,011,573	(5,304,803)	(272,735)	(320,314)	(4,886,279)

Financial position

As of September 30, 2022

	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Current assets	46,537,706	4,769,277	4,409,136	4,624,320	60,340,439
Non-current assets	-	179,702	278,042	105,491	563,235
Total assets	46,537,706	4,948,979	4,687,178	4,729,811	60,903,674

Current liabilities	(41,474,678)	(474,008)	(257,870)	(2,315,520)	(44,522,076)
Non-current liabilities	-	(87,231)	(42,938)	(19,863)	(150,032)
Total liabilities	(41,474,678)	(561,239)	(300,808)	(2,335,383)	(44,672,108)

Net assets	5,063,028	4,387,740	4,386,370	2,394,428	16,231,566

The following provides the results of operations for the six months ended September 30, 2021 and the financial position of the Company’s operating segments as of March 31, 2021.

Results of operations

For the six months ended September 30, 2021

	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$
	(Restated)	(Restated)	(Restated)	(Restated)
Revenue	-	1,230,919	-	1,230,919

Operating expenses	(2,157,875)	(960,568)	(3,628,249)	(6,746,692)

Other income (expenses)	(1,944,776)	(1,377)	99,961	(1,846,192)

Profit (loss) before tax	(4,102,651)	268,974	(3,528,288)	(7,361,965)

Taxes	-	-	-	-

Net loss	(4,102,651)	268,974	(3,528,288)	(7,361,965)

Financial position

As of March 31, 2022

	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Current assets	8,438,027	4,644,940	5,409,384	5,133,929	23,626,280
Non-current assets	-	35,874	213,844	462,741	712,459
Total assets	8,438,027	4,680,814	5,623,228	5,596,670	24,338,739

Current liabilities	(6,434,996)	(557,619)	(464,803)	(2,574,109)	(10,031,527)
Non-current liabilities	-	-	(105,540)	-	(105,540)
Total liabilities	(6,434,996)	(557,619)	(570,343)	(2,574,109)	(10,137,067)

Net assets	2,003,031	4,123,195	5,052,885	3,022,561	14,201,672

Geographical information

Revenue

	For the six months ended September 30,
	2022	2021
	US$	US$
Hong Kong	3,938,870	-
PRC	432,263	1,230,919
	4,371,133	1,230,919

The revenue information above is based on the location of the customers’ country of incorporation.

Non-current assets

	As of September 30, 2022	As of March 31, 2022
	US$	US$
Hong Kong	181,148	281,947
PRC	382,087	430,512
	563,235	712,459

Major customers

As of September 30, 2022 and March 31, 2022, there was no concentration in the Company’s gross accounts receivables. For the period ended September 30, 2022 and 2021, there was no concentration in the Company’s revenues.